Expense Example, No Redemption - Natixis Funds Trust I - Class C	Dec. 31, 2025 USD ($)
Mirova Global Megatrends Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 198
Expense Example, No Redemption, 3 Years	625
Expense Example, No Redemption, 5 Years	1,077
Expense Example, No Redemption, 10 Years	2,140
Vaughan Nelson Small Cap Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	204
Expense Example, No Redemption, 3 Years	643
Expense Example, No Redemption, 5 Years	1,108
Expense Example, No Redemption, 10 Years	2,203
Natixis Oakmark International Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	193
Expense Example, No Redemption, 3 Years	653
Expense Example, No Redemption, 5 Years	1,140
Expense Example, No Redemption, 10 Years	2,291
Natixis U.S. Equity Opportunities Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	184
Expense Example, No Redemption, 3 Years	569
Expense Example, No Redemption, 5 Years	980
Expense Example, No Redemption, 10 Years	$ 1,930